Allowance for Doubtful Accounts - Schedule of Allowance for Doubtful Accounts Related to Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Receivables [Abstract]
Balance-beginning of year	$ 699	$ 657	$ 891
Provision (recoveries), net	(443)	42	(116)
Charge-offs	(61)		(118)
Balance-end of year	$ 195	$ 699	$ 657